EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
EMPLOYEE BENEFIT
Amount of employee benefits	¥ 31.7	¥ 25.8	¥ 76.1